Supplemental Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash	$ 999,311	$ 768,682
Cash equivalents	154,282	49,484
Total cash and cash equivalents	$ 1,153,593	$ 818,166	$ 546,527